N-2	12 Months Ended
Mar. 31, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001990685
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Niagara Income Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Niagara Income Opportunities Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on July 23, 2023, and commenced operations on December 29, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, closed-end management investment company that operates as an interval fund. The Fund’s investment objective is current income. The Fund is non-diversified and pursues its investment objective through direct and indirect investment of the majority of its assets in income-generating investments of domestic issuers. These investments may be publicly-traded or privately-offered, and typically make interest, dividend, or other periodic payments, distributions, and/or accruals; in addition to offering potential capital appreciation to investors. The Fund defines income-generating investments to include notes, bonds, debentures, loans, loan participations, dividend-paying preferred and common shares and funds that invest in the preceding.

The Fund is managed by Liquid Strategies, LLC (the “Adviser”). The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”).

The Fund’s Board of Trustees (the “Board” or “Trustees”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.

Risk Factors [Table Text Block]

7.     Risk Factors

The Fund is a closed-end investment company that operates as an interval fund. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Participation Agreements and Assignments: The Fund enters into participation agreements pursuant to which one or more participants purchase an interest in a loan; however, a designated lead lender remains the sole lender of record. The lead lender is responsible for originating the loan, retaining control over the loan, managing the relationship with the borrower, and handling all communications with the borrower, as well as servicing the loan for both itself and the participants. The other participants generally have a contractual relationship with the lead lender, rather than with the borrower, unless otherwise specified in the participation agreement. Accordingly, such participants do not have direct claims against the borrower and must instead seek reimbursement for their participation interests from the lead lender.

Profit Sharing Agreements: The Fund may acquire income-generating equity membership interests into business entities that generate income from investment into interest bearing notes or loans from investments into other business or consumer lending portfolios.

The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the ability of the Fund to make attractive new investments.

In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. The U.S. economy has experienced and continues to experience relatively high levels of constrained lending. Although certain financial markets have shown some recent signs of the improvement, to the extent economic conditions experienced recently, they may adversely impact the investments of the Fund. Low interest rates related to monetary stimulus and economic stagnation may also negatively impact expected returns on investments in such an environment. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The lingering effects of COVID-19 and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

NAV Per Share | $ / shares	$ 9.98
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

D. Distributions to Shareholders

The Fund’s distributions, typically quarterly, may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

Outstanding Securities [Table Text Block]
Assets
Investments, at value	$151,217,278
Receivable for fund shares sold	2,204,027
Dividends and interest receivable	1,309,522
Receivable for distributions from private investment vehicles	1,126,848
Investments paid in advance	500,000
Prepaid expenses and other assets	43,659
Total assets	156,401,334

Liabilities
Payable to Adviser, net of waiver (recoupment)	210,445
Payable for audit fees	105,860
Payable for fund administration and accounting fees	48,374
Payable for transfer agent fees	39,978
Payable for expenses and other liabilities	42,959
Total liabilities	447,616
Net Assets	$155,953,718

Net Assets Consists of:
Paid-in capital	$155,912,732
Total distributable earnings (accumulated losses)	40,986
Net Assets	$155,953,718

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,624,051
Net Asset Value, redemption price and offering price per share	$9.98

Cost:
Investments	$149,691,868

Outstanding Security, Authorized [Shares] | shares	15,624,051